Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)		Ordinary Shares		Additional paid-in capital	Accumulated deficit [1]	Accumulated other comprehensive income	Total shareholders’ deficit attributable to Scage Future	Non- controlling interests	Total
Balance at Jun. 30, 2022		$ 5,072	[1]		$ (10,132,242)	$ 50,410	$ (10,076,760)	$ (137,766)	$ (10,214,526)
Balance (in Shares) at Jun. 30, 2022	[1]	50,716,451
Contribution from NCI			[1]					143,374	143,374
Contribution from a shareholder			[1]	139,092			139,092		139,092
Net loss			[1]		(6,437,328)		(6,437,328)	(180,881)	(6,618,209)
Accretion of convertible redeemable preferred shares			[1]	(139,092)	(3,037,967)		(3,177,059)		(3,177,059)
Foreign currency translation adjustment			[1]			1,162,284	1,162,284	9,711	1,171,995
Balance at Jun. 30, 2023		$ 5,072	[1]		(19,607,537)	1,212,694	(18,389,771)	(165,562)	(18,555,333)
Balance (in Shares) at Jun. 30, 2023	[1]	50,716,451
Net loss			[1]		(5,814,441)		(5,814,441)	(158,597)	(5,973,038)
Accretion for redeemable NCI			[1]		(1,851,388)		(1,851,388)		(1,851,388)
Foreign currency translation adjustment			[1]			57,032	57,032	44,997	102,029
Balance at Jun. 30, 2024		$ 5,072	[1]		(27,273,366)	1,269,726	(25,998,568)	(279,162)	(26,277,730)
Balance (in Shares) at Jun. 30, 2024	[1]	50,716,451
Net loss			[1]		(12,943,787)		(12,943,787)	(121,695)	(13,065,482)
Proceeds from Private Investment in Public Equity (“PIPE”)		$ 166	[1]	19,999,834			20,000,000		20,000,000
Proceeds from Private Investment in Public Equity (“PIPE”) (in Shares)	[1]	1,666,405
Financing cost of PIPE Investment			[1]	(1,900,000)			(1,900,000)		(1,900,000)
Equity repurchase from non-controlling interests			[1]	(121,334)			(121,334)	121,334
Reverse capitalization		$ 456	[1]	(4,487,616)			(4,487,160)		(4,487,160)
Reverse capitalization (in Shares)	[1]	4,561,585
Offering costs in the Business Combination			[1]	(985,586)			(985,586)		(985,586)
Conversion into ordinary shares of the Company upon consummation of the Business Combination		$ 1,510	[1]	19,736,781			19,738,291		19,738,291
Conversion into ordinary shares of the Company upon consummation of the Business Combination (in Shares)	[1]	15,099,551
Shares issued to a capital market advisor		$ 20	[1]	1,799,980			1,800,000		1,800,000
Shares issued to a capital market advisor (in Shares)	[1]	200,000
Foreign currency translation adjustment			[1]			(369,439)	(369,439)	(47,485)	(416,924)
Balance at Jun. 30, 2025		$ 7,224	[1]	$ 34,042,059	$ (40,217,153)	$ 900,287	$ (5,267,583)	$ (327,008)	$ (5,594,591)
Balance (in Shares) at Jun. 30, 2025	[1]	72,243,992

[1]	Par value of ordinary shares, share data and accumulated deficit have been retroactively restated to give effect to the Reverse Recapitalization related to the Business Combination completed on June 27, 2025. (Note 1 and Note 15)